Other liabilities - Disclosure of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables for buy-back agreements, current	€ 3,027	€ 950
Payables for buy-back agreements, non-current	4,736	4,115
Payables for buy-back agreements	7,763	5,065
Accrued expenses and deferred income, current	2,690	2,224
Accrued expenses and deferred income, non-current	117	79
Accrued expenses and deferred income	2,807	2,303
Indirect tax payables, current	1,625	1,503
Indirect tax payables, non-current	118	8
Indirect tax payables	1,743	1,511
Payables to personnel, current	2,736	1,347
Payables to personnel, non-current	13	13
Payables to personnel	2,749	1,360
Social security payables, current	647	425
Social security payables, non-current	19	3
Social security payables	666	428
Construction contract liabilities, current	54	0
Construction contract liabilities, non-current	0	0
Construction contract liabilities	54	0
Service contract liability, current	940	254
Service contract liability, non-current	2,188	166
Service contract liability	3,128	420
Derivative financial instruments on operating - liabilities	374	42
Derivative operating liabilities, non-current	132	3
Derivatives operating liability	506	45
Other, current	2,346	1,824
Other, non-current	373	294
Other	2,719	2,118
Total Other liabilities, current	14,439	8,569	[1]
Total Other liabilities, non-current	7,696	4,681	[1]
Total Other liabilities	€ 22,135	€ 13,250

[1]	Refer to Note 3, Scope of consolidation